FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Schedule of Fair Value Measurement of Warrants) (Details) - Level 3 of fair value hierarchy [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance as of January 1	$ 1,859	$ 10,218	$ 658
Issuances	9,075	0	5,669
Exercises	0	(10,295)	(1,251)
Changes in fair value through profit and loss	6,425	1,936	5,142
Balance as of December 31	$ 4,509	$ 1,859	$ 10,218